RYDEX DYNAMIC FUNDS



                       Supplement dated September 24, 2004
                                     to the
                   Rydex Dynamics Funds C-Class Prospectus and
                  Rydex Dynamic Funds H-Class Prospectus dated
                             May 1, 2004, and to the
                     Rydex Dynamic Funds A-Class Prospectus
                            dated September 1, 2004,
                           and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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o Under the heading "TRANSACTION CUT-OFF TIMES", on page 32 of the C-Class
Shares Prospectus, page 30 of the H-Class Shares Prospectus, and page 32 of the A-Class Shares Prospectus, the paragraph and table have been deleted and replaced with the following:


All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.


--------------------------------------------------------------------------------------------------------------
METHOD                                FUND            MORNING CUT-OFF              AFTERNOON CUT-OFF
-------------------------------------------------------------------------------------------------------------
By Mail                               All Funds       Not Available                Market Close
-------------------------------------------------------------------------------------------------------------
By Phone                              All Funds       10:30 AM Eastern Time        3:45 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
By Internet                           All Funds       10:30 AM Eastern Time        3:55 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
By Financial Intermediary             All Funds       10:30 AM Eastern Time        Market Close*
-------------------------------------------------------------------------------------------------------------


* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

  For more information, please refer to the section "TRANSACTIONS THROUGH YOUR
                  FINANCIAL INTERMEDIARY", in your Prospectus.